Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and the company’s financial performance.
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
The following table discloses information about “compensation actually paid” (CAP) to our principal executive officers (PEOs) and (on average) to our other NEOs
(non-PEO
NEOs) during the specified years, alongside total shareholder return (TSR), net income, and a company-selected measure of free cash flow for those years. The company selected this measure as the most important in linking compensation actually paid to our NEOs for 2025 to company performance, as free cash flow was the predominant metric used in our 2025 annual incentive plan.

	Summary Compensation Table (SCT) Total for PEO ($) (1)		Compensation Actually Paid (CAP) to PEO ($) (2)		Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm) (6)	Free Cash Flow ($mm) (7)
	PEO	Prior PEO	PEO	Prior PEO			Company TSR ($) (5)	S&P 500 A&D Ind. Index TSR ($) (5)
2025	23,581,389	n/a	31,921,725	n/a	11,350,018	12,859,881	101	230	2,235	(1,877)
2024	18,388,629	15,050,812	19,904,513	(23,875,735)	5,929,027	(5,191,735)	83	162	(11,817)	(14,310)
2023	n/a	32,770,519	n/a	44,395,006	10,767,252	13,450,637	122	142	(2,222)	4,433
2022	n/a	22,597,178	n/a	15,203,730	7,337,949	5,790,734	89	133	(4,935)	2,000
2021	n/a	21,167,410	n/a	17,795,369	6,148,165	4,853,054	94	113	(4,202)	(4,396)

(1)
Reflects the total compensation of our current CEO, Robert K. Ortberg, and our prior CEO, David Calhoun. Amounts shown are as calculated in the Summary Compensation Table (SCT) for each of the years shown.

(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to Messrs. Ortberg and Calhoun, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to Mr. Ortberg’s total compensation amount for 2025 to determine CAP are shown in the table below (the same adjustments were made to calculate average CAP for our non-PEO
NEOs, or Other NEOs, who are identified by name and year in footnote 3).

Reconciliation of SCT Total to CAP Total for 2025 (a)

	SCT Total ($)		Grant Date Fair Value of Awards Granted During 2025 ($) (b)		Fair Value of Equity Calculated Using SEC Methodology ($) (c)		Change in Actuarial Value of Pension Benefits During 2025 ($)		CAP Total ($)
PEO	23,581,389	–	17,499,777	+	25,840,113	–	0	=	31,921,725
Other NEOs (Average)	11,350,018	–	6,999,847	+	8,552,159	–	42,449	=	12,859,881

(a)
As shown in this table, the CAP totals represent the SCT figure for 2025, but adjusted as required by SEC rules to (1) exclude the grant date fair value of awards granted during 2025, (2) include the fair value of current year and prior year equity awards that are outstanding, vested or forfeited during 2025, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for 2025. For the group of Other NEOs, averages of the foregoing amounts were used. We note the SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during 2025. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen at the end of 2015; thus, there is no longer service or prior service cost and no adjustment is required for this element.

(b)
Amounts disclosed in this column represent the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for 2025. For the group of Other NEOs, averages of the foregoing amounts were used.

(c)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT (on page 64), which requires us to show the grant date fair value of equity awards granted during 2025, the CAP table requires us to calculate equity fair value as follows:

•	for awards granted during 2025 that were still outstanding as of 2025 year-end, the year-end value; plus

•	for awards granted during prior years that were still outstanding as of 2025 year-end, the change in value as of 2025 year-end compared against the prior year-end; plus

•	for awards granted in prior years that vested during 2025, the change in value as of the vesting date compared against the prior year-end; plus

•	for any awards granted in 2025 that vested during 2025, the value as of the vesting date; plus

•
for any awards that vested during 2025, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date;
minus

•	for awards granted in prior years that were forfeited during 2025, the value as of the prior year-end.

The specific calculations for the CEO and Other NEOs (for this group, calculated as the average) for 2025 are shown in the table below.

CAP Fair Value of Equity Calculation for 2025

	YE Value of Current Year Awards Outstanding as of YE ($)		Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)		Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year ($)		Value as of Vesting Date for Current Year Awards That Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents That Vested During the Year ($)		Value as of Prior YE for Prior Year Awards Forfeited During the Year ($)		Value of Equity for CAP Purposes ($)
PEO	20,856,473	+	3,861,296	+	825,529	+	296,815	+	0	–	0	=	25,840,113
Other NEOs (Average)	7,909,932	+	610,341	+	31,886	+	0	+	0	–	0	=	8,552,159

(3)
Reflects the average total compensation of our
non-PEO
NEOs, as calculated in the SCT for each of the years shown. Our non-PEO
NEOs included in the table above are the following individuals: for 2025, Jesus Malave Jr., Stephanie Pope, Brett Gerry, Jeffrey Shockey and Brian West; for 2024, Brian West, Stephanie Pope, Brett Gerry, Christopher Raymond, Stanley Deal and Theodore Colbert III; for 2023, Brian West, Stephanie Pope, Stanley Deal and Theodore Colbert III; for 2022, Brian West, Stanley Deal, Theodore Colbert III, Brett Gerry and Leanne Caret; and for 2021, Gregory Smith, David Dohnalek, Brian West, Leanne Caret, Theodore Colbert III and Stanley Deal.

(4)
The dollar amounts shown in these columns reflect average “compensation actually paid” to our other NEOs, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual average final amount of compensation earned or paid to these individuals during the applicable years. The adjustments made to their average total compensation for 2025 to determine CAP are shown in the Reconciliation of SCT Total to CAP Total table in footnote 2 above.

(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Aerospace and Defense Industry Index. The separate peer group used by the Compensation Committee for purposes of determining total direct compensation for our executive officers is described in more detail beginning on page 52.

(6)	Reflects after-tax net income attributable to stockholders prepared in accordance with GAAP for each of the years shown.

(7)
Free cash flow is the financial measure from the tabular list of 2025 Most Important Measures shown below, which, in the company’s assessment, represents for 2025 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the company’s performance. Free cash flow is defined in Appendix A on page
A-1
and is a
non-GAAP
financial measure.

Company Selected Measure Name	Free cash flow
Named Executive Officers, Footnote	Our
non-PEO
	NEOs included in the table above are the following individuals: for 2025, Jesus Malave Jr., Stephanie Pope, Brett Gerry, Jeffrey Shockey and Brian West; for 2024, Brian West, Stephanie Pope, Brett Gerry, Christopher Raymond, Stanley Deal and Theodore Colbert III; for 2023, Brian West, Stephanie Pope, Stanley Deal and Theodore Colbert III; for 2022, Brian West, Stanley Deal, Theodore Colbert III, Brett Gerry and Leanne Caret; and for 2021, Gregory Smith, David Dohnalek, Brian West, Leanne Caret, Theodore Colbert III and Stanley Deal.
Peer Group Issuers, Footnote	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Aerospace and Defense Industry Index. The separate peer group used by the Compensation Committee for purposes of determining total direct compensation for our executive officers is described in more detail beginning on page 52.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to Messrs. Ortberg and Calhoun, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to Mr. Ortberg’s total compensation amount for 2025 to determine CAP are shown in the table below (the same adjustments were made to calculate average CAP for our non-PEO
NEOs, or Other NEOs, who are identified by name and year in footnote 3).

Reconciliation of SCT Total to CAP Total for 2025 (a)

	SCT Total ($)		Grant Date Fair Value of Awards Granted During 2025 ($) (b)		Fair Value of Equity Calculated Using SEC Methodology ($) (c)		Change in Actuarial Value of Pension Benefits During 2025 ($)		CAP Total ($)
PEO	23,581,389	–	17,499,777	+	25,840,113	–	0	=	31,921,725
Other NEOs (Average)	11,350,018	–	6,999,847	+	8,552,159	–	42,449	=	12,859,881

(a)
As shown in this table, the CAP totals represent the SCT figure for 2025, but adjusted as required by SEC rules to (1) exclude the grant date fair value of awards granted during 2025, (2) include the fair value of current year and prior year equity awards that are outstanding, vested or forfeited during 2025, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for 2025. For the group of Other NEOs, averages of the foregoing amounts were used. We note the SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during 2025. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen at the end of 2015; thus, there is no longer service or prior service cost and no adjustment is required for this element.

(b)
Amounts disclosed in this column represent the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for 2025. For the group of Other NEOs, averages of the foregoing amounts were used.

(c)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT (on page 64), which requires us to show the grant date fair value of equity awards granted during 2025, the CAP table requires us to calculate equity fair value as follows:

•	for awards granted during 2025 that were still outstanding as of 2025 year-end, the year-end value; plus

•	for awards granted during prior years that were still outstanding as of 2025 year-end, the change in value as of 2025 year-end compared against the prior year-end; plus

•	for awards granted in prior years that vested during 2025, the change in value as of the vesting date compared against the prior year-end; plus

•	for any awards granted in 2025 that vested during 2025, the value as of the vesting date; plus

•
for any awards that vested during 2025, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date;
minus

•	for awards granted in prior years that were forfeited during 2025, the value as of the prior year-end.

The specific calculations for the CEO and Other NEOs (for this group, calculated as the average) for 2025 are shown in the table below.

CAP Fair Value of Equity Calculation for 2025

	YE Value of Current Year Awards Outstanding as of YE ($)		Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)		Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year ($)		Value as of Vesting Date for Current Year Awards That Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents That Vested During the Year ($)		Value as of Prior YE for Prior Year Awards Forfeited During the Year ($)		Value of Equity for CAP Purposes ($)
PEO	20,856,473	+	3,861,296	+	825,529	+	296,815	+	0	–	0	=	25,840,113
Other NEOs (Average)	7,909,932	+	610,341	+	31,886	+	0	+	0	–	0	=	8,552,159

Non-PEO NEO Average Total Compensation Amount	$ 11,350,018	$ 5,929,027	$ 10,767,252	$ 7,337,949	$ 6,148,165
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,859,881	(5,191,735)	13,450,637	5,790,734	4,853,054
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to Messrs. Ortberg and Calhoun, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to Mr. Ortberg’s total compensation amount for 2025 to determine CAP are shown in the table below (the same adjustments were made to calculate average CAP for our non-PEO
NEOs, or Other NEOs, who are identified by name and year in footnote 3).

Reconciliation of SCT Total to CAP Total for 2025 (a)

	SCT Total ($)		Grant Date Fair Value of Awards Granted During 2025 ($) (b)		Fair Value of Equity Calculated Using SEC Methodology ($) (c)		Change in Actuarial Value of Pension Benefits During 2025 ($)		CAP Total ($)
PEO	23,581,389	–	17,499,777	+	25,840,113	–	0	=	31,921,725
Other NEOs (Average)	11,350,018	–	6,999,847	+	8,552,159	–	42,449	=	12,859,881

(a)
As shown in this table, the CAP totals represent the SCT figure for 2025, but adjusted as required by SEC rules to (1) exclude the grant date fair value of awards granted during 2025, (2) include the fair value of current year and prior year equity awards that are outstanding, vested or forfeited during 2025, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for 2025. For the group of Other NEOs, averages of the foregoing amounts were used. We note the SEC rules also require CAP to include any actuarially determined service cost or prior service cost under pension plans for services rendered by the executive during 2025. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen at the end of 2015; thus, there is no longer service or prior service cost and no adjustment is required for this element.

(b)
Amounts disclosed in this column represent the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for 2025. For the group of Other NEOs, averages of the foregoing amounts were used.

(c)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT (on page 64), which requires us to show the grant date fair value of equity awards granted during 2025, the CAP table requires us to calculate equity fair value as follows:

•	for awards granted during 2025 that were still outstanding as of 2025 year-end, the year-end value; plus

•	for awards granted during prior years that were still outstanding as of 2025 year-end, the change in value as of 2025 year-end compared against the prior year-end; plus

•	for awards granted in prior years that vested during 2025, the change in value as of the vesting date compared against the prior year-end; plus

•	for any awards granted in 2025 that vested during 2025, the value as of the vesting date; plus

•
for any awards that vested during 2025, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date;
minus

•	for awards granted in prior years that were forfeited during 2025, the value as of the prior year-end.

The specific calculations for the CEO and Other NEOs (for this group, calculated as the average) for 2025 are shown in the table below.

CAP Fair Value of Equity Calculation for 2025

	YE Value of Current Year Awards Outstanding as of YE ($)		Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)		Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year ($)		Value as of Vesting Date for Current Year Awards That Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents That Vested During the Year ($)		Value as of Prior YE for Prior Year Awards Forfeited During the Year ($)		Value of Equity for CAP Purposes ($)
PEO	20,856,473	+	3,861,296	+	825,529	+	296,815	+	0	–	0	=	25,840,113
Other NEOs (Average)	7,909,932	+	610,341	+	31,886	+	0	+	0	–	0	=	8,552,159

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2025 to Company Performance
As required, we disclose below the most important measures used by the company to link compensation actually paid to our NEOs for 2025 to company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 47.

2025 Most Important Measures (Unranked)
• Free cash flow
• Operational performance
• Core earnings/loss per share
• Revenue

Total Shareholder Return Amount	$ 101	83	122	89	94
Peer Group Total Shareholder Return Amount	230	162	142	133	113
Net Income (Loss)	$ 2,235,000,000	$ (11,817,000,000)	$ (2,222,000,000)	$ (4,935,000,000)	$ (4,202,000,000)
Company Selected Measure Amount	(1,877,000,000)	(14,310,000,000)	4,433,000,000	2,000,000,000	(4,396,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Free cash flow
Non-GAAP Measure Description	Free cash flow is the financial measure from the tabular list of 2025 Most Important Measures shown below, which, in the company’s assessment, represents for 2025 the most important performance measure used to link compensation actually paid to our CEO and other NEOs to the company’s performance. Free cash flow is defined in Appendix A on page
A-1
and is a
non-GAAP
	financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Operational performance
Measure:: 3
Pay vs Performance Disclosure
Name	Core earnings/loss per share
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Robert K. Ortberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 23,581,389	$ 18,388,629
PEO Actually Paid Compensation Amount	$ 31,921,725	19,904,513
PEO Name	Robert K. Ortberg
David Calhoun [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		15,050,812	$ 32,770,519	$ 22,597,178	$ 21,167,410
PEO Actually Paid Compensation Amount		$ (23,875,735)	$ 44,395,006	$ 15,203,730	$ 17,795,369
PEO Name	David Calhoun
PEO | Robert K. Ortberg [Member] | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,499,777)
PEO | Robert K. Ortberg [Member] | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,840,113
PEO | Robert K. Ortberg [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,856,473
PEO | Robert K. Ortberg [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,861,296
PEO | Robert K. Ortberg [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	825,529
PEO | Robert K. Ortberg [Member] | Value as of Vesting Date for Current Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,815
PEO | Robert K. Ortberg [Member] | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert K. Ortberg [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert K. Ortberg [Member] | Change in Actuarial Value of Pension Benefits During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,999,847)
Non-PEO NEO | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,552,159
Non-PEO NEO | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,909,932
Non-PEO NEO | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	610,341
Non-PEO NEO | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,886
Non-PEO NEO | Value as of Vesting Date for Current Awards That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Actuarial Value of Pension Benefits During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (42,449)